PIMCO RAE Emerging Markets Fund Expense Example, No Redemption - PIMCO RAE Emerging Markets Fund - A	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 483
Expense Example, No Redemption, 3 Years	712
Expense Example, No Redemption, 5 Years	958
Expense Example, No Redemption, 10 Years	$ 1,665